Financial instruments and risk management - Sensitivity analysis of financial instruments (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) brazilianReal $ / gal	Dec. 31, 2021 USD ($) brazilianReal $ / gal	Dec. 31, 2021 EUR (€) brazilianReal $ / gal	Dec. 31, 2020 BRL (R$) brazilianReal	Dec. 31, 2020 USD ($) brazilianReal	Dec. 31, 2020 EUR (€) brazilianReal	Dec. 31, 2019 brazilianReal
Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.5805	5.5805	5.5805	5.1967	5.1967	5.1967	4.0307
Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.3210	6.3210	6.3210	6.3779	6.3779	6.3779	4.5305
Gain (loss) on foreign exchange risk | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.5805	5.5805	5.5805
Net exposure, exchange rate differences	R$ (25,061,227)	$ (4,490,857)		R$ (17,503,807)	$ (3,368,254)
Net exposure to HOA - changes in QAV prices	27,753,019			20,068,730
Gain (loss) on foreign exchange risk | Exposure to US$ | Derivative obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure to HOA - changes in QAV prices	R$ 0			81,274
Gain (loss) on foreign exchange risk | Exposure to US$ | Devaluation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	2.7903	2.7903	2.7903
Effect on exchange rates variation	R$ 12,530,613
Gain (loss) on foreign exchange risk | Exposure to US$ | Devaluation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	4.1854	4.1854	4.1854
Effect on exchange rates variation	R$ 6,265,307
Gain (loss) on foreign exchange risk | Exposure to US$ | Appreciation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	8.3708	8.3708	8.3708
Effect on exchange rates variation	R$ (12,530,613)
Gain (loss) on foreign exchange risk | Exposure to US$ | Appreciation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.9756	6.9756	6.9756
Effect on exchange rates variation	R$ (6,265,307)
Gain (loss) on foreign exchange risk | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.3210	6.3210	6.3210
Net exposure, exchange rate differences	R$ 911,071		€ 144,134	854,462		€ 133,972
Net exposure to HOA - changes in QAV prices	R$ 0			R$ 0
Gain (loss) on foreign exchange risk | Exposure to € | Devaluation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	3.1605	3.1605	3.1605
Effect on exchange rates variation	R$ (455,536)
Gain (loss) on foreign exchange risk | Exposure to € | Devaluation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	4.7408	4.7408	4.7408
Effect on exchange rates variation	R$ (227,768)
Gain (loss) on foreign exchange risk | Exposure to € | Appreciation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	9.4815	9.4815	9.4815
Effect on exchange rates variation	R$ 455,536
Gain (loss) on foreign exchange risk | Exposure to € | Appreciation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	7.9013	7.9013	7.9013
Effect on exchange rates variation	R$ 227,768
Gain (loss) on aviation fuel price risk (“QAV”) | Derivative obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	227	227	227
Net exposure to HOA - changes in QAV prices	R$ 9,383
Gain (loss) on aviation fuel price risk (“QAV”) | Devaluation by 50% | Derivative obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	114	114	114
Effect on commodity prices variation	R$ (266,776)
Gain (loss) on aviation fuel price risk (“QAV”) | Devaluation by 25% | Derivative obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	170	170	170
Effect on commodity prices variation	R$ (128,745)
Gain (loss) on aviation fuel price risk (“QAV”) | Appreciation by 50% | Derivative obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	341	341	341
Effect on commodity prices variation	R$ 287,779
Gain (loss) on aviation fuel price risk (“QAV”) | Appreciation by 25% | Derivative obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	284	284	284
Effect on commodity prices variation	R$ 148,534
Gain (loss) on interest rate risk | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	9.15%	9.15%	9.15%
Net exposure, changes in interest rate	R$ 120,866
Gain (loss) on interest rate risk | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure, changes in interest rate	R$ (1,540)
Gain (loss) on interest rate risk | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	0.27%	0.27%	0.27%
Gain (loss) on interest rate risk | Devaluation by 50% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	4.58%	4.58%	4.58%
Effect on interest rates variation	R$ (60,433)
Gain (loss) on interest rate risk | Devaluation by 50% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ 770
Gain (loss) on interest rate risk | Devaluation by 50% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	0.13%	0.13%	0.13%
Gain (loss) on interest rate risk | Devaluation by 25% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	6.86%	6.86%	6.86%
Effect on interest rates variation	R$ (30,217)
Gain (loss) on interest rate risk | Devaluation by 25% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ 385
Gain (loss) on interest rate risk | Devaluation by 25% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	0.20%	0.20%	0.20%
Gain (loss) on interest rate risk | Appreciation by 50% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	13.73%	13.73%	13.73%
Effect on interest rates variation	R$ 60,433
Gain (loss) on interest rate risk | Appreciation by 50% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ (770)
Gain (loss) on interest rate risk | Appreciation by 50% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	0.40%	0.40%	0.40%
Gain (loss) on interest rate risk | Appreciation by 25% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	11.44%	11.44%	11.44%
Effect on interest rates variation	R$ 30,217
Gain (loss) on interest rate risk | Appreciation by 25% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ (385)
Gain (loss) on interest rate risk | Appreciation by 25% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	0.33%	0.33%	0.33%